Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other assets and other liabilities
end of	2023	2022
Other assets (CHF million)
Cash collateral on derivative instruments	6,718	7,723
Cash collateral on non-derivative transactions	289	647
Derivative instruments used for hedging [1]	3	0
Assets held-for-sale	12,992	16,112
of which loans [2]	12,929	16,090
allowance for loans held-for-sale	(1,154)	(101)
of which real estate [3]	62	22
of which long-lived assets	1	0
Premises and equipment, net and right-of-use assets	2,674	5,799
Assets held for separate accounts	59	64
Interest and fees receivable	2,197	2,609
Deferred tax assets	71	259
Prepaid expenses	404	812
of which cloud computing arrangement implementation costs	10	65
Failed purchases	324	801
Defined benefit pension and post-retirement plan assets	519	560
Other	4,573	6,367
of which digital asset safeguarding assets	127	102
Other assets	30,823	41,753
1 Amounts shown after counterparty and cash collateral netting.
2 Included as of the end of 2023 and 2022 were CHF 99 million and CHF 458 million, respectively, in restricted loans, which represented collateral on secured borrowings.
3
As of the end of 2023 and 2022, real estate held-for-sale included foreclosed or repossessed real estate of CHF 46 million and CHF 21 million, respectively, of which CHF 46 million and CHF 21 million, respectively, were related to residential real estate.

end of	2023	2022
Other liabilities (CHF million)
Cash collateral on derivative instruments	677	2,079
Cash collateral on non-derivative transactions	392	431
Derivative instruments used for hedging [1]	447	154
Operating leases liabilities	1,420	1,749
Provisions	2,611	1,494
of which expected credit losses on off-balance sheet credit exposures	185	217
Restructuring liabilities	15	114
Liabilities held for separate accounts	59	64
Interest and fees payable	4,231	3,779
Current tax liabilities	429	524
Deferred tax liabilities	113	670
Failed sales	402	1,471
Defined benefit pension and post-retirement plan liabilities	227	258
Other	3,715	4,039
of which digital asset safeguarding liabilities	364	102
Other liabilities	14,738	16,826

Premises, equipment and right-of-use assets
Premises, equipment and right-of-use assets
end of	2023	2022
Premises and equipment (CHF million)
Buildings and improvements	863	839
Land	213	215
Leasehold improvements	1,238	1,438
Software	1,074	8,261
Equipment	859	990
Premises and equipment	4,247	11,743
Accumulated depreciation	(2,666)	(7,637)
Total premises and equipment, net	1,581	4,106
Right-of-use assets (CHF million)
Right-of-use assets	1,093	1,693
Total premises and equipment, net and right-of-use assets	2,674	5,799

Depreciation and impairment
Depreciation, amortization and impairment
end of	2023	2022	2021
CHF million
Depreciation on premises and equipment	805	997	903
Impairment on premises and equipment	1,798	250	20
Amortization and impairment on right-of-use assets	529	256	313